Equity (Details) - USD ($)								12 Months Ended
		Sep. 19, 2024	Aug. 13, 2024	Jul. 26, 2024	May 09, 2024	Apr. 12, 2024	Apr. 14, 2023	Sep. 30, 2024		Sep. 30, 2023		Sep. 30, 2022
Equity [Line Items]
Reverse stock split		1-for-50
Net proceeds of IPO				$ 18,000,000
Warrant to purchase shares			30,000,000	240,000,000
Exercise price			$ 0.2	$ 0.2
Adjustment of retained earnings to statutory reserve								$ 26,318		$ 89,940		$ 363,257
Class A Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	[1]							36,000,000		36,000,000
Common stock, par values		$ 0.005		$ 0.0001		$ 0.0001		$ 0.005	[1]	$ 0.005	[1]
Issuance of ordinary shares				120,000,000		15,000,000
Price per share					$ 0.23
Net proceeds of IPO						$ 2,250,000
Purchase price				$ 0.15		$ 0.15
Expense amount								$ 2,280,000
Class A Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Common stock, authorized		1,800,000,000
Class A Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Common stock, authorized		36,000,000
Class A Ordinary Shares [Member] | Board of Directors Chairman [Member]
Equity [Line Items]
Issuance of ordinary shares					9,800,000
Class B Ordinary Shares [Member]
Equity [Line Items]
Common stock, authorized	[1]							6,000,000		6,000,000
Common stock, par values		$ 0.005						$ 0.005	[1]	$ 0.005	[1]
Class B Ordinary Shares [Member] | Maximum [Member]
Equity [Line Items]
Common stock, authorized		300,000,000
Class B Ordinary Shares [Member] | Minimum [Member]
Equity [Line Items]
Common stock, authorized		6,000,000
IPO [Member]
Equity [Line Items]
Issuance of ordinary shares							1,750,000
Price per share							$ 4
Net proceeds of IPO							$ 6,189,914

[1]	Share have been retroactively adjusted to reflect the decreased number of shares resulting from a reverse stock split effective from September 19, 2024 (Note 1).